Fair values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	$ 37,030	$ 41,219
Derivative financial instruments	831	0
Long -term borrowings	37,163	41,660
Long -term borrowings	50,439	50,132
Financial liabilities measured at fair value
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	831
Derivative financial instruments	831
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	37,163	41,538
Long -term borrowings	37,163	41,538
Level 2
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	37,030	$ 41,219
Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	$ 831